DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 33,371,486
Restricted cash		95,861,139
Accounts receivable, net of allowances for doubtful accounts		72,732,734
Notes receivable, net - third parties		43,858,319
Inventories		143,975,999
Advances to suppliers-current		10,722,586
Amounts due from related parties		13,065,625
Prepaid income tax		1,020,676
Prepayments and other current assets		19,315,500
Derivative assets		2,715,736
Assets held-for-sales		7,558,218
Total current assets	$ 0	444,198,018
Property, plant and equipment, net		471,096,623
Prepaid land rent, net		31,850,188
Deferred tax assets, non-current		15,391,396
Restricted cash - non current		429,706
Other long-lived assets		15,085,774
Total non-current assets	0	533,853,687
Total assets of the discontinued operations		978,051,705
Short-term borrowings from third parties		595,433,960
Notes payable - third parties		223,302,995
Advances from third parties		21,493,334
Amounts due to related parties		1,257,367
Other current liabilities		53,774,987
Income tax payable		221,397
Total	0	895,484,040
Warranty		35,058,973
Deferred gain		20,824,155
Other long-term liabilities		865,964
Total non-current liabilities	$ 0	56,749,092
Total liabilities		952,233,132
Net assets		$ 25,818,573